Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Schedule of significant related parties and their relationships with the Company
Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the Company

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Transactions with SINA
Revenue billed through SINA(1)	$22,114	$39,285	$64,093
Costs and expenses allocated from SINA(2)	$24,678	$25,703	$41,136
Interest income on matching loan to SINA	$—	$—	$1,735
Interest expense on matching loan from SINA	$—	$—	$1,537

(1)	For the years ended December 31, 2015, 2016 and 2017, the Group billed $22.1 million, $39.3 million and $64.1 million, respectively, to third parties through SINA.

(2)

Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Company using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $29.4 million, $20.3 million, and $22.9 million for other costs and expenses associated with Weibo’s business in 2015, 2016 and 2017, respectively.

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$143,650	$57,908	$84,688
Services provided by Alibaba	$4,515	$13,988	$32,734

Schedule of related party outstanding balance

	As of December 31,
	2016	2017
	(In thousands)
Amount due from SINA(3)	$18,565	$16,356
Accounts receivable due from Alibaba	$24,293	$42,832

(3)

The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures associated with the Weibo business paid by SINA and third-party customer and supplier balances settled through SINA.